Note 21 - Loans and Borrowings (Details Textual) $ in Thousands, $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 29, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jul. 02, 2019	Mar. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 AUD ($)	Mar. 31, 2018 USD ($)
Statement Line Items [Line Items]
Borrowings, interest rate				8.50%
Proceeds from borrowings			$ 901
Total borrowings		$ 25,954	$ 21,686		$ 19,267			$ 22,340
Shareholder loan due to AWN Holdings Limited [member]
Statement Line Items [Line Items]
Borrowings, interest rate		10.00%
Borrowings, line fee, percentage		2.00%
Bridging loan with AWN [member]
Statement Line Items [Line Items]
Borrowings, interest rate	10.00%
Proceeds from borrowings	$ 1,300
Government backed loans in Australia [member]
Statement Line Items [Line Items]
Proceeds from borrowings		$ 300
Vehicle financing [member]
Statement Line Items [Line Items]
Total borrowings		$ 300
Debtor finance facility [Member]
Statement Line Items [Line Items]
Notional amount						$ 3,600	$ 5